Income Tax - Summary of Reconciliation of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings (loss) before income taxes	$ 81	$ (52)
Canadian statutory rate	23.40%	23.50%
Expected income tax provision	$ 19	$ (12)
Earnings taxed in foreign jurisdictions	22	2
Change in unrecognized deferred tax asset	15	16
Amounts not deductible (taxable) for tax purposes	7	(7)
Impact of OCED Pillar Two current taxes	3	0
Exchange rate effects on tax basis	(16)	17
Impairment of goodwill	0	15
Other	(1)	0
Income taxes	$ 49	$ 31